UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F-HR

                             FORM 13F-HR COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               --------------------------------

Check here if Amendment [ ]; Amendment Number:
                                              ---------------------------------

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Duff Capital Advisors LP

Address: 100 Field Point Road
         Greenwich, CT  06830

Form 13F File Number:
                      ---------------------------------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
                                                          ---------------------

Name: Charles Lerner

Title: Chief Compliance Officer

Phone: 203-742-5200

Signature, Place, and Date of Signing:

/s/ Charles Lerner        Greenwich, Connecticut               October 31, 2008
------------------        ----------------------              -----------------
  Charles Lerner                City, State                          Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


                            FORM 13F-HR SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F-HR Information Table Entry Total: 6 Items

Form 13F-HR Information Table Value Total: $55,242.97 (thousands)

List of Other Included Managers: Not Applicable

                                                                    M.V.   SHARE OR PRN SH/PRN  Investment Other    Voting
DESCRIPTION                      Id Cusip  TITLE OF CLASS         (*1000)    Quantity  PUT/CALL Discretion Managers Authority
-----------------------------------------------------------------------------------------------------------------------------
Arcadia Resources Inc	         039209101   COM	            746.93     3395147	 sh	DEFINED	    N/A	    SHARED
Forest Laboratories Inc	         345838106   COM	          15893.36	562000	 sh 	DEFINED	    N/A	    SHARED
GLAXOSMITHKLINE PLC	         37733W105   SPONSORED ADR	   2607.60	 60000	 sh	DEFINED	    N/A	    SHARED
Microsoft Corp	                 594918104   COM	          10977.59	411300	 sh	DEFINED	    N/A	    SHARED
Pfizer Inc	                 717081103   COM	          16632.88	902000	 sh	DEFINED	    N/A	    SHARED
Wal-Mart Stores Inc	         931142103   COM	           8384.60	140000	 sh	DEFINED	    N/A	    SHARED
-----------------------------------------------------------------------------------------------------------------------------
